Goodwill and Intangibles (Tables)	12 Months Ended
Aug. 31, 2013
Goodwill and Intangibles [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill consist of the following activity (in millions):

	2013	2012
Net book value – September 1	$2,161	$2,017
Acquisitions	236	120
Other (1)	13	24
Net book value – August 31	$2,410	$2,161

(1)  "Other" primarily represents immaterial purchase accounting adjustments for the Company's acquisitions.

Schedule of Finite-Lived Intangible Assets by Major Class
The carrying amount and accumulated amortization of intangible assets consists of the following (in millions):

	2013	2012
Gross Intangible Assets
Purchased prescription files	$1,099	$984
Favorable lease interests	381	388
Purchasing and payer contracts	347	334
Non-compete agreements	153	120
Trade name	199	189
Other amortizable intangible assets	4	4
Total gross intangible assets	2,183	2,019

Accumulated amortization
Purchased prescription files	(467)	(417)
Favorable lease interests	(143)	(109)
Purchasing and payer contracts	(147)	(119)
Non-compete agreements	(67)	(53)
Trade name	(49)	(32)
Other amortizable intangible assets	(3)	(3)
Total accumulated amortization	(876)	(733)
Total intangible assets, net	$1,307	$1,286

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Expected amortization expense for intangible assets recorded at August 31, 2013, not including amounts related to Alliance Boots that will be amortized through equity method investment income, is as follows (in millions):

2014	2015	2016	2017	2018
$257	$225	$185	$144	$99